Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2014-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	1/22/2014

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2014-1

5. Collateral Summary	Collection Period, Begin:	1/1/2015

	Collection Period, End:	1/31/2015

6. Charge-Off and Delinquency Rates	Determination Date:	2/17/2015

7. Credit Instruments	Distribution Date:	2/20/2015

8. Accumulation Account	Revolving/Amortization Period	Amortization

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1a	13975GAA6	171,000,000.00	171,000,000.00	0.68000000	27,816,118.81*	96,900.00	27,913,018.81*	0.00	0.00	143,183,881.19*
A-1b	13975GAH1	171,000,000.00	171,000,000.00	0.51800000	27,816,118.81*	76,275.50	27,892,394.31*	0.00	0.00	143,183,881.19*
A-2	13975GAB4	300,000,000.00	300,000,000.00	0.96000000	0.00	240,000.00	240,000.00	0.00	0.00	300,000,000.00
A-3	13975GAC2	338,000,000.00	338,000,000.00	1.32000000	0.00	371,800.00	371,800.00	0.00	0.00	338,000,000.00
A-4	13975GAD0	92,400,000.00	92,400,000.00	1.69000000	0.00	130,130.00	130,130.00	0.00	0.00	92,400,000.00
B	13975GAE8	63,670,000.00	63,670,000.00	2.22000000	0.00	117,789.50	117,789.50	0.00	0.00	63,670,000.00
C	13975GAF5	60,320,000.00	60,320,000.00	2.84000000	0.00	142,757.33	142,757.33	0.00	0.00	60,320,000.00
D	13975GAG3	53,620,000.00	53,620,000.00	3.39000000	0.00	151,476.50	151,476.50	0.00	0.00	53,620,000.00
E	13975GAJ7	46,920,000.00	46,920,000.00	4.09000000	0.00	159,919.00	159,919.00	0.00	0.00	46,920,000.00
Deal Totals		1,296,930,000.00	1,296,930,000.00		55,632,237.62	1,487,047.83	57,119,285.45	0.00	0.00	1,241,297,762.38
*The Distribution Summary contained in Section 1 of the Servicer’s Accounting delivered on the Determination Date incorrectly allocated the entire Aggregate Noteholders' Principal Distributable Amount as a principal distribution to the Class A-1a Noteholders, which, pursuant to Section 8.2(ii) of the Indenture, should have been paid ratably to the Class A-1a Noteholders and the Class A-1b Noteholders. On February 20, 2015, as a result of the Servicer’s inconsistent accounting report, the full payment was made to the Class A-1a Noteholders and a notice has been provided to DTC to correct the misallocation among the Class A-1 Noteholders. For purposes of calculating the interest distribution amounts for the Class A-1a Notes and the Class A-1b Notes to be reflected in Section 1 of the Servicer’s Accounting to be delivered on March 16, 2015, and paid on the related Distribution Date occurring on March 20, 2015, the Servicer will assume that the Aggregate Noteholders' Principal Distributable Amount was paid ratably to the Class A-1a Noteholders and the Class A-1b Noteholders as of February 20, 2015.
2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1a	1,000.00000000	162.66736146*	0.56666667	163.23402813*	0.00000000	837.33263854*
A-1b	1,000.00000000	162.66736146*	0.44605556	163.11341702*	0.00000000	837.33263854*
A-2	1,000.00000000	0.00000000	0.80000000	0.80000000	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.10000000	1.10000000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.40833333	1.40833333	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.85000000	1.85000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.36666661	2.36666661	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.82500000	2.82500000	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.40833333	3.40833333	0.00000000	1,000.00000000

Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	957.10467209

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1a	171,000,000.00	01/20/15	02/19/15	30/360	N/A	N/A	0.68000000	0.68000000	96,900.00
A-1b	171,000,000.00	01/20/15	02/19/15	Actual/360	0.16800000	0.35000000	N/A	0.51800000	76,275.50
A-2	300,000,000.00	01/20/15	02/19/15	30/360	N/A	N/A	0.96000000	0.96000000	240,000.00
A-3	338,000,000.00	01/20/15	02/19/15	30/360	N/A	N/A	1.32000000	1.32000000	371,800.00
A-4	92,400,000.00	01/20/15	02/19/15	30/360	N/A	N/A	1.69000000	1.69000000	130,130.00
B	63,670,000.00	01/20/15	02/19/15	30/360	N/A	N/A	2.22000000	2.22000000	117,789.50
C	60,320,000.00	01/20/15	02/19/15	30/360	N/A	N/A	2.84000000	2.84000000	142,757.33
D	53,620,000.00	01/20/15	02/19/15	30/360	N/A	N/A	3.39000000	3.39000000	151,476.50
E	46,920,000.00	01/20/15	02/19/15	30/360	N/A	N/A	4.09000000	4.09000000	159,919.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1a	0.00	96,900.00	0.00	96,900.00	0.00
A-1b	0.00	76,275.50	0.00	76,275.50	0.00
A-2	0.00	240,000.00	0.00	240,000.00	0.00
A-3	0.00	371,800.00	0.00	371,800.00	0.00
A-4	0.00	130,130.00	0.00	130,130.00	0.00
B	0.00	117,789.50	0.00	117,789.50	0.00
C	0.00	142,757.33	0.00	142,757.33	0.00
D	0.00	151,476.50	0.00	151,476.50	0.00
E	0.00	159,919.00	0.00	159,919.00	0.00
Deal Totals	0.00	1,487,047.83	0.00	1,487,047.83	0.00

Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1
4. Collections and Distributions

Collections
Receipts During the Period***	55,896,921.26
Administrative Purchase Payments	157,031.65
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	2,461,682.98
Accumulation Account Investment Earnings	0.00
Other Fees of Expenses Paid	0.00
Total Collections	58,515,635.89

Beginning Reserve Account Balance	6,702,527.20
Total Available Amount	65,218,163.09

Distributions
Total Available Amount	65,218,163.09
Basic Servicing Fee	1,396,350.44
Aggregate Class A Interest Distributable Amount	915,105.50
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	117,789.50
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	142,757.33
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	151,476.50
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	159,919.00
Fifth Priority Principal Distributable Amount*	7,701,785.17
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	6,702,527.20
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	0.00
Noteholders' Regular Principal Distributable Amount*	47,930,452.45
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	0.00

Supplemental Servicing Fees	191,512.90
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	75,900.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1
 5. Collateral Summary

A. Balances

		Original Balance *Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	101,163	83,139	81,460	0	81,460
Deal Totals	Aggregate Receivables Principal Balance	1,945,416,983.25	1,340,496,421.93	1,289,228,214.83	0.00	1,289,228,214.83
	Aggregate Receivables Face Amount	1,945,416,983.25	1,340,496,421.93	1,289,228,214.83	0.00	1,289,228,214.83

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	8.15000000	8.13457086	8.12971602	68.19	68.28	68.18	58.32	47.15	46.19

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.31%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Aggregate Amount Financed	Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,314,862,318.38	1,795,040.88	1.6382%	81,460	814	0.9993%
Preceding	1,313,372,368.83	2,322,538.22	2.1221%	79,561	876	1.1010%
Next Preceding	1,317,694,403.72	1,637,109.59	1.4909%	78,470	869	1.1074%
Three Month Average			1.7504%			1.0692%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance
	Financed**	Charge-Offs	Rate**	Stratification
Totals	1,945,416,983.25	17,250,633.50	0.8867%	31 - 60 days	3,463	59,718,094.30
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	685	11,827,161.58
with the prospectus for Capital Auto Receivables Asset Trust 2014-1 related to delinquencies,				> 90 days	129	2,213,640.00
charge-offs or uncollectible accounts.
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	886	13,260,357.35
				Current Period	150	2,525,692.13
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	94	586,537.16
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	942	15,199,512.32
and charge-offs on prior period bankruptcies.

Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	6,702,527.20	6,702,527.20	0.00	0.00	0.00	6,702,527.20	6,702,527.20

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

4.86	0.00	0.00	4.86	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target Amount Satisfied?	NO
Initial Overcollateralization	43,575,439.58
Current Overcollateralization	47,930,452.45
Overcollateralization Target (Revolving Period)
Overcollateralization Target (Amortization Period)	63,674,008.38

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2014-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2014-1 will perform in the future.

Statement to Securityholder
REVISED
Capital Auto Receivables Asset Trust 2014-1

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	1,340,505,439.58	15,006,730.56	1.1195%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	604,911,543.67	2,243,902.94	0.3709%